S000090468 [Member] Expense Example - iShares GA Dynamic Equity Active ETF - iShares GA Dynamic Equity Active ETF	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	$ 133